Segment Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013 Segment	Sep. 30, 2012	Dec. 31, 2011	Mar. 31, 2010	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of operating segments	5				5
Goodwill impairment, net of taxes		$ 86	$ 19		$ 86	$ 19	$ 0
Gain on sale of subsidiary			36		0	36	0
Tax benefit related to separation from former parent				$ 106	$ 0	$ 0	$ 106